STOCKHOLDERS' DEFICIENCY (Details) - The fair value of stock-based payment awards	12 Months Ended	9 Months Ended
	Dec. 31, 2012	Sep. 30, 2013 Employee Stock Option [Member]
STOCKHOLDERS' DEFICIENCY (Details) - The fair value of stock-based payment awards [Line Items]
Risk-free interest rate		0.64%-1.39%
Dividend yield		0.00%
Stock price volatility	20% - 37%	75%-87%
Expected life	2 years	2 years